Financial risk management - Market risk (Details) - 21 Days [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Banking book
Disclosure of nature and extent of risks arising from financial instruments [line items]
Price index coupons	R$ 425,156	R$ 234,172
Interest rate coupons	108,716	77,448
Pre fixed interest rate	49,019	55,003
Others risks factors	22,538	1,398
Value at risk before diversification effects	605,429	368,021
Diversification effects (correlation)	164,555	30,767
Value-at-Risk	440,874	367,458
Trading book
Disclosure of nature and extent of risks arising from financial instruments [line items]
Price index coupons	2,730	4,133
Pre fixed interest rate	1,074	541
Foreign currency coupons	665	883
Foreign currencies	2,346	624
Share price	0	528
Value at risk before diversification effects	6,815	6,645
Diversification effects (correlation)	3,794	1,958
Value-at-Risk	R$ 3,021	R$ 4,687